Stockholders' Equity (Details) - USD ($)								6 Months Ended	12 Months Ended
	Dec. 02, 2015	Oct. 15, 2014	Oct. 09, 2014	Sep. 23, 2014	Sep. 22, 2014	Apr. 04, 2014	Jun. 18, 2013	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity (Textual)
Preferred stock, shares authorized								10,000,000	10,000,000	10,000,000
Preferred stock, par value								$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued								0	0	0
Preferred stock, shares outstanding								0	0	0
Common stock, shares authorized								100,000,000	100,000,000	100,000,000
Common stock, par value								$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued								4,558,463	4,469,863	4,884,624
Common stock outstanding								4,558,463	4,469,863	4,884,624
Stock issued for services, value										$ 3,600
Shareholder contribution									$ 3,050
Issuance of stock										$ 229,662
Ownership percentage		100.00%
Cancellation of common stock			9,600,000		9,600,000
Number of shares not available for exchange									414,761
Stock issued as compensation, shares								88,000
Additional shares of common stock outstanding								88,600
Tech Associates, Inc [Member]
Stockholders' Equity (Textual)
Stock issued for services, shares				30,000
Stock issued for services, value				$ 3,000
Common stock price per share				$ 0.10
Shares outstanding				436,000
Asset Purchase Agreement [Member]
Stockholders' Equity (Textual)
Issuance of stock, shares	4,033,863
Share Exchange Agreement [Member]
Stockholders' Equity (Textual)
Stock issued as compensation, shares								600
Director [Member]
Stockholders' Equity (Textual)
Stock issued for services, shares				6,000
Stock issued for services, value				$ 600
Common stock price per share				$ 0.10
Board of Directors [Member]
Stockholders' Equity (Textual)
Stock issued for services, shares							10,000,000
Stock issued for services, value							$ 1,000
Chief Executive Officer [Member] | Share Exchange Agreement [Member]
Stockholders' Equity (Textual)
Issuance of stock						$ 40,000
Issuance of stock, shares						10,000,000
Ownership percentage						100.00%
Preferred Stock [Member]
Stockholders' Equity (Textual)
Stock issued for services, shares
Stock issued for services, value
Issuance of stock
Common Stock [Member]
Stockholders' Equity (Textual)
Common stock outstanding		4,469,863
Stock issued for services, shares										36,000
Stock issued for services, value										$ 4
Issuance of stock										$ 337
Issuance of stock, shares										3,374,189
Shares outstanding									4,469,863	4,884,624	11,005,732
Cancelled shares					9,600,000
EBC's common stock sold		4,033,863
Bayhawk common stock sold		4,033,863
Common Stock [Member] | Tech Associates, Inc [Member]
Stockholders' Equity (Textual)
Common stock outstanding				436,000
Stock issued for services, shares				30,000
Stock issued for services, value				$ 3,000
Shares issue price				$ 0.10
Common Stock [Member] | Founding Shareholder [Member]
Stockholders' Equity (Textual)
Stock issued for services, shares							10,000,000
Stock issued for services, value							$ 1,000
Ownership percentage						100.00%
EBC's common stock sold						10,000,000
Purchase price of EBC's common stock sold						$ 40,000
Additional Paid-in Capital [Member]
Stockholders' Equity (Textual)
Stock issued for services, value										$ 3,596
Issuance of stock										229,325
Additional Paid-in Capital [Member] | Founding Shareholder [Member]
Stockholders' Equity (Textual)
Shareholder contribution										$ 3,050
Evans Brewing Co Inc. [Member]
Stockholders' Equity (Textual)
Common stock outstanding									436,000